Nature of cost and expense	12 Months Ended
Dec. 31, 2021
Disclosure of expenses by nature [Abstract]
Disclosure of expenses by nature [text block]
Note 30
Nature of cost and
expense

Operational cost and expenses grouped by nature are detailed as follows:

Costs and expenses by nature	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Direct cost	1,014,092,586	757,097,886	694,307,741
Personnel expense (1)	315,031,683	263,947,648	237,122,374
Transportation and distribution	328,884,421	247,520,979	245,696,284
Advertising and promotion	145,313,306	105,887,909	117,889,341
Depreciation and amortization	124,116,739	109,813,976	105,020,934
Materials and maintenance	65,544,522	53,584,604	49,356,159
Energy	36,943,054	28,062,380	29,922,632
Leases	17,572,118	15,049,043	12,798,957
Other expenses	128,141,441	109,334,280	122,202,733
Total	2,175,639,870	1,690,298,705	1,614,317,155
(1)	See Note 26 - Employee benefits.